Post-retirement benefit obligations - Investments Target Allocation (Details) R in Millions	Jun. 30, 2021 ZAR (R) item age
Pension benefits
Number of investment portfolios members can choose from | item	4
Plan assets at fair value - Low risk portfolio	R 272
Plan assets at fair value - Moderate balanced portfolio	58,010
Plan assets at fair value - Aggressive balanced portfolio	1,027
Plan assets at fair value - Money market portfolio	R 2,040
Minimum
Pension benefits
Age of participant for money market portfolio | age	55
South Africa | Pension | Minimum
Pension benefits
Target allocation, equity- local (as a percent)	30.00%
Target allocation, equity- foreign (as a percent)	15.00%
Target allocation, Fixed Interest (as a percent)	5.00%
Target allocation, Property (as a percent)	10.00%
South Africa | Pension | Maximum
Pension benefits
Target allocation, equity- local (as a percent)	45.00%
Target allocation, equity- foreign (as a percent)	30.00%
Target allocation, Fixed Interest (as a percent)	25.00%
Target allocation, Property (as a percent)	25.00%
Target allocation, Other (as a percent)	15.00%
United States | Pension | Maximum
Pension benefits
Target allocation, equity- local (as a percent)	100.00%
Target allocation, equity- foreign (as a percent)	100.00%
Target allocation, Fixed Interest (as a percent)	100.00%
Target allocation, Property (as a percent)	100.00%
Target allocation, Other (as a percent)	100.00%